Commitments	12 Months Ended
Jun. 30, 2020
Commitments [Abstract]
Commitments

28. Commitments

a)	Contracts of sugarcane supply between BrasilAgro and Brenco

For the year ended June 30, 2020, gross sugarcane sales of BrasilAgro to Brenco came to R$82.8 million, representing 16.9% of the Company's total net revenue.

	2020		2019		2018
	Number (tons)	Amount	Number (tons)	Amount	Number (tons)	Amount
Net revenue from sugarcane	840,625	82,763	761,996	73,480	842,960	81,375

The price of sugarcane ton delivered was calculated on Total Sugar Recoverable (ATR) assessed on the sales date.

There is a future balance of sugarcane to be delivered, the estimated quantity and amounts of which are difficult to be established considering the scenarios of fluctuating market value and crop productivity.

b)	Sugarcane agricultural partnership agreement (IV)

On February 7, 2017, the Company entered into an agricultural partnership agreement involving a property in São Raimundo das Mangabeiras, in the state of Maranhão, named Partnership IV.

The third agreement deals with sugarcane supply, in which the parties aim to regulate the price and conditions of supply, as well as the obligations of each party in a cyclical system, which involves the need to supply sugarcane, in a certain delivery frequency and schedule that is consistent with buyer's receipt and production capacity.

For the year ended June 30, 2020, net sugarcane sales to Partnership IV came to R$110.2 million, representing 22.5% of the Company's total net revenue.

	2020		2019		2018
	Quantity (Tons)	Amount	Quantity (Tons)	Amount	Quantity (Tons)	Amount
Gross sugarcane sales Partnership IV	1,221,728	110,179	1.019.232	86.996	838,501	56,848